Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions			12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income and expenses [Abstract]
Interest income			€ 18	€ 13	€ 25
Interest income on loans and receivables			7	8	10
Interest income on cash and cash equivalents			11	5	15
Dividend Income From Financial Assets			2	3	52
Net Gains From Disposal Of Financial Assets			0	2	2
Gains (losses) on financial assets at fair value through profit or loss		€ 95	95	129	17
Other finance income (cost)			33	12	17
Finance income	[1]		149	158	114
Interest expense			159	173	196
Interest expense on borrowings			147	154	167
Interest expense on lease liabilities			5	6	6
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)			(8)	(13)	(22)
Provision-related accretion and interest			14	22	23
Net foreign exchange loss			0	(4)	2
Other finance cost			15	11	12
Finance costs	[1]		188	202	233
Finance income (cost)			€ (39)	€ (44)	€ (119)

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.